Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Recorded Unconditional Purchase Obligation [Line Items]
2015	$ 3,543
2016	4,784
2017	1,637
2018	158
2019	158
Thereafter	39
Total minimum future purchase obligations	$ 10,319